Value Line Select Growth Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2025

Shares		Value
COMMON STOCKS 98.6%
CONSUMER STAPLES 6.1%
	RETAIL 6.1%
27,100	Costco Wholesale Corp.	$25,630,638
FINANCIALS 20.8%
	COMMERCIAL SERVICES 4.2%
34,573	S&P Global, Inc.	17,566,541
	DIVERSIFIED FINANCIALS 7.7%
116,889	Intercontinental Exchange, Inc.	20,163,353
22,100	Mastercard, Inc. Class A	12,113,452
		32,276,805
	INSURANCE 8.2%
25,400	Arthur J Gallagher & Co.	8,769,096
74,700	Marsh & McLennan Cos., Inc.	18,229,041
25,300	Progressive Corp.	7,160,153
		34,158,290
	SOFTWARE 0.7%
5,600	MSCI, Inc.	3,166,800
		87,168,436
HEALTHCARE 15.3%
	HEALTHCARE PRODUCTS 13.2%
54,600	Danaher Corp.	11,193,000
23,400	IDEXX Laboratories, Inc.(1)	9,826,830
52,442	Stryker Corp.	19,521,535
29,400	Thermo Fisher Scientific, Inc.	14,629,440
		55,170,805
	PHARMACEUTICALS 2.1%
53,000	Zoetis, Inc.	8,726,450
		63,897,255
INDUSTRIALS 25.1%
	AEROSPACE/DEFENSE 6.9%
21,057	TransDigm Group, Inc.	29,127,937
	BUILDING MATERIALS 3.9%
48,000	Trane Technologies PLC	16,172,160
	COMMERCIAL SERVICES 7.2%
147,108	Cintas Corp.	30,235,107
	ENVIRONMENTAL CONTROL 7.1%
81,800	Republic Services, Inc.	19,808,688
50,251	Waste Connections, Inc.	9,808,493
		29,617,181
		105,152,385
INFORMATION TECHNOLOGY 29.9%
	COMPUTERS 4.5%
59,372	Accenture PLC Class A	18,526,439
	SOFTWARE 20.4%
18,000	Adobe, Inc.(1)	6,903,540
67,000	Cadence Design Systems, Inc.(1)	17,040,110
26,600	Intuit, Inc.	16,332,134
28,069	Roper Technologies, Inc.	16,548,921
23,639	ServiceNow, Inc.(1)	18,819,953
22,800	Synopsys, Inc.(1)	9,777,780
		85,422,438
Shares		Value
COMMON STOCKS 98.6% (continued)
INFORMATION TECHNOLOGY 29.9% (continued)
	TELECOMMUNICATIONS 5.0%
48,000	Motorola Solutions, Inc.	$21,014,880
		124,963,757
MATERIALS 1.4%
	CHEMICALS 1.4%
22,100	Ecolab, Inc.	5,602,792
TOTAL COMMON STOCKS (Cost $189,735,426)		412,415,263
SHORT-TERM INVESTMENTS 1.5%
	MONEY MARKET FUNDS 1.5%
6,211,887	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(2)	6,211,887
TOTAL SHORT-TERM INVESTMENTS (Cost $6,211,887)		6,211,887
TOTAL INVESTMENTS IN SECURITIES 100.1% (Cost $195,947,313)		$418,627,150
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.1)%		(244,157)
NET ASSETS(3) 100.0%		$418,382,993

(1)	Non-income producing.
(2)	Rate reflects 7 day yield as of March 31, 2025.
(3)
For federal income tax purposes, the aggregate cost was
$195,947,313, aggregate gross unrealized appreciation
was $224,726,100, aggregate gross unrealized
depreciation was $2,046,263 and the net unrealized
appreciation was $222,679,837.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2025:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$412,415,263	$—	$—	$412,415,263
Short-Term Investments	6,211,887	—	—	6,211,887
Total Investments in Securities	$418,627,150	$—	$—	$418,627,150

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended March 31, 2025, there were no Level 3 investments.